Deferred revenue (Tables)	6 Months Ended
Jun. 30, 2025
Deferred revenue
Schedule of deferred revenue

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Deferred revenue	620,000	733,665	102,416
Information about deferred revenue:
Revenue recognized that was included in unearned revenue as of January 1, 2024 and 2025	58,293	310,000	43,274